Acquisitions and disposals (Details Narrative) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 22, 2020	Dec. 11, 2020	Oct. 26, 2020 ARS ($) shares	Oct. 26, 2020 $ / shares	Jun. 30, 2021 shares	Nov. 12, 2020 ARS ($) a	Nov. 05, 2020 ARS ($) a	Aug. 25, 2020 ARS ($) a	Jul. 30, 2020 ARS ($) a	Jul. 15, 2020 ARS ($) a	Jun. 30, 2020 $ / shares
Manibil Sale [Member]
Statement [Line Items]
Descripton of sale	Those holdings amounted 217,332,873 ordinary Class B, nominative not endorsable shares, each entitled to 1 vote and with a par value of ARS 1 per share. The shares totalled the 49% of Manibil S.A.’s capital stock. As consideration for this operation, on February 2021, we acquired the right to receive future 953 square meters units located in different residential developments. This operation represents an ARS 37 million gain,
Distribution of dividends in kind [Member]
Statement [Line Items]
Dividend distribution			$ 484
Dividend distribution, per share | $ / shares				$ 0.84
Ordinary shares distibuted | shares			1,512,500
Ordinary shares distributed, value			$ 725
Interest rate											79.92%
Investment in Condor Hospitality Trust [Member]
Statement [Line Items]
Capital stock, percentage					21.70%
Pareto S.A. - Share capital increase [Member]
Statement [Line Items]
Ordinary shares, total | shares					2
Ordinary shares | shares					116,500
Ordinary shares, value | $ / shares											$ 1
Sale of Boston Tower building [Member]
Statement [Line Items]
Covering a total area | a						225	3,892	6,235		1,247
Transaction price						$ 1,906	$ 2,271	$ 3,574		$ 666
Sale of Bouchard building [Member]
Statement [Line Items]
Covering a total area | a									15,014
Transaction price									$ 8,791
Acquisition of Hudson Property [Member]
Statement [Line Items]
Acquisition, description		the purchase bill of the property called Casonas located in Hudson, Berazategui district was signed, paying the remaining balance of 90% for USD 1 million. The initial 10% had been paid in during the year ended June 30, 2018